Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

60 Degrees Pharmaceuticals, Inc. was incorporated in Delaware on June 1, 2022 and merged on the same day with 60 Degrees Pharmaceuticals, LLC, a District of Columbia limited liability company organized on September 9, 2010 (“60P LLC”). 60 Degrees Pharmaceuticals, Inc. and its subsidiaries (referred to collectively as the “Company”, “60P”, or “60 Degrees Pharmaceuticals”) is a specialty pharmaceutical company that specializes in the development and marketing of new medicines for the treatment and prevention of infectious diseases. 60P achieved FDA approval of its lead product, ARAKODA® (tafenoquine), for malaria prevention, in 2018. Currently, 60P’s pipeline under development covers development programs for COVID-19, fungal, tick-borne, and other viral diseases utilizing three of the Company’s future products: (i) new products that contain the Arakoda regimen of tafenoquine; (ii) new products that contain tafenoquine; and (iii) celgosivir. The Company’s headquarters are located in Washington, D.C., with a majority-owned subsidiary in Australia.

Initial Public Offering

On July 14, 2023, the Company closed its initial public offering consisting of 1,415,095 units at a price of $5.30 per unit for $6,454,325 in net proceeds, after deducting the underwriting discount and commission and other estimated offering expenses payable by the Company (the “IPO”). Each unit consisted of one share of common stock of the Company, par value $0.0001 per share, one tradeable warrant to purchase one share of common stock at an exercise price of $6.095 per share (a “Tradeable Warrant”), and one non-tradeable warrant to purchase one share of the Company’s common stock at an exercise price of $6.36 per share (a “Non-tradeable Warrant”). The Tradeable Warrants and Non-Tradeable Warrants are immediately exercisable on the date of issuance and will expire five years from the date of issuance (July 12, 2023 to July 12, 2028).

The Company granted the underwriters a 45-day over-allotment option to purchase up to 212,265 shares of the Company’s common stock at a price of $5.28 per share and/or 212,265 Tradeable Warrants at a price of $0.01 per Tradeable Warrant and/or 212,265 Non-tradeable Warrants at $0.01 per Non-tradeable Warrant, or any combination thereof (the “Over-Allotment”). On July 13, 2023, the underwriters partially exercised the Over-Allotment and purchased an additional 100,644 Tradeable Warrants and 100,644 Non-tradeable Warrants. The Company also issued to the underwriters warrants to purchase 84,906 shares of the Company’s common stock, at an exercise price of $5.83 per share, which is equal to 110% of the offering price per Unit (the “Representative Warrants”). The Representative Warrants are exercisable for a period of five years from the date of issuance (July 14, 2023 to July 14, 2028).

The units were offered and sold pursuant to the Company’s Registration Statement on Form S-1, as amended (File No. 333-269483), originally filed with the Securities and Exchange Commission (the “SEC”) on January 31, 2023 (the “Registration Statement”) and the final prospectus filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended. The Registration Statement was declared effective by the SEC on July 11, 2023. The common stock and tradeable warrants began trading on The Nasdaq Capital Market on July 12, 2023 under the symbols “SXTP” and “SXTPW,” respectively. The closing of the IPO occurred on July 14, 2023. See Note 6 for further details.

Going Concern

The Company’s financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. However, the Company has not demonstrated the ability to generate enough revenues to date to cover operating expenses and has accumulated losses to date. This condition, among others, raises substantial doubt about the ability of the Company to continue as a going concern for one year from the date these financial statements are issued.

In view of these matters, continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

Management plans to fund operations of the Company through third party and related party debt/advances, private placement of restricted securities and the issuance of stock in a subsequent offering until such a time as a business combination or other profitable investment may be achieved.

1. NATURE OF OPERATIONS

60 Degrees Pharmaceuticals, Inc. was incorporated in Delaware on June 1, 2022 and merged on the same day with 60[o] Pharmaceuticals, LLC which was organized on September 9, 2010 in the District of Columbia. The financial statements of 60 Degrees Pharmaceuticals, Inc. and its subsidiaries (which may be referred to as the “Company”, “we”, “us”, “our”, “60P” or “60 Degrees Pharmaceuticals”) are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s headquarters are located in Washington, DC.

60 Degrees Pharmaceuticals, Inc. was formed to develop new medicines for the treatment and prevention of infectious diseases. Since its founding, the Company has developed Arakoda™ for the prevention of malaria. The Company continues to develop its novel products targeting the effects and treatment of diseases such as Coronaviruses.

Going Concern

The Company’s financial statements are prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of obligations in the normal course of business. However, the Company has not demonstrated the ability to generate enough revenues to date to cover operating expenses and has accumulated losses to date. This condition, among others, raises substantial doubt about the ability of the Company to continue as a going concern for one year from the date the financial statements are issued.

In view of these matters, continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

Management plans to fund operations of the Company through third-party and related party debt/advances, private placement of restricted securities and the issuance of stock in a public offering until such a time as a business combination or other profitable investment may be achieved. There currently is a plan in place to take the Company public in an IPO transaction in the first half of 2023. Management believes that this plan provides an opportunity for the Company to continue as a going concern.